Noncontrolling interests (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended							3 Months Ended	12 Months Ended		3 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2013 Ilios	Dec. 31, 2012 Ilios	Dec. 31, 2011 Ilios	Dec. 31, 2010 Ilios	Jun. 30, 2013 Ilios Private placement to accredited investors	Dec. 31, 2012 Ilios Private placement to accredited investors	Jul. 24, 2009 Ilios Private placement to accredited investors	Jun. 30, 2013 Ilios Private placement to Tecogen	Jun. 30, 2012 Ilios Private placement to Tecogen	Dec. 31, 2012 Ilios Private placement to Tecogen	Dec. 31, 2011 Ilios Private placement to Tecogen	Dec. 28, 2012 Ilios Private placement to Tecogen	Dec. 29, 2011 Ilios Private placement to Tecogen	Jun. 03, 2011 Ilios Private placement to Tecogen
Noncontrolling Interest [Line Items]
The Companys ownership percentage in subsidiary					65.00%			65.00%	65.00%	67.40%	63.00%
Subsidiary cumulative number of shares sold						1,500,000						1,000,000	1,000,000		1,000,000	1,500,000	1,000,000	1,500,000
Subsidiary sale of stock, price in usd per share						$ 0.50						$ 0.50	$ 0.50	$ 0.50	$ 0.50		$ 0.50	$ 0.50	$ 0.50	$ 0.50	$ 0.50
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Change Due to Net Income Attributable to Parent and Effects of Changes, Net [Abstract]
Net loss attributable to Tecogen Inc.	$ (1,090,480)	$ (396,973)	$ (1,950,873)	$ (835,286)	$ (1,636,957)	$ (1,574,501)	$ (355,308)
Transfers (to) from the noncontrolling interest
Decrease in Tecogen's paid-in capital for purchase of 1,000,000 and 1,500,000 Ilios common shares in 2012 and 2011, respectively					(174,958)	(261,174)
Increase in Tecogen's paid-in capital upon the sale of 1,000,000 Ilios common shares			0	289,606	289,606
Net transfers to noncontrolling interest			0	289,606	114,648	(261,174)	0
Change from net loss attributable to Tecogen Inc. and transfers to noncontrolling interest			(1,950,873)	(545,680)	(1,522,309)	(1,835,675)	(355,308)
Subsidiary aggregate proceeds from stock transactions						$ 750,000						$ 500,000	$ 500,000		$ 500,000	$ 750,000	$ 500,000	$ 750,000